February 2021 Convertible Preferred Shares and Warrants (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Purchase agreement description	On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 American Depositary Shares (“ADS”) of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the Warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021.
Series A convertible preferred shares par value (in Dollars per share)		$ 0.0001		$ 0.0001
Series A convertible Preferred share, Value		$ 1,000
Dividend rights rate		8.00%
Conversion price (in Dollars per share)		$ 3.00
Net proceeds of convertible preferred shares		$ 6,299,000
Prefer stock discount		1,563,000
Additional paid in capital		81,000
Net of debt discounts paid		620,000
Series one [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Aggregate Proceeds		$ 737,000
Series one [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrant price (in Shares)		2,509,000
Series Two [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Aggregate Proceeds		$ 803,000
Series Two [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrant price (in Shares)		7,114,000
Series Three [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrant price (in Shares)		11,952,000
Series D [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Aggregate Proceeds		$ 2,149,000
Series E [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Aggregate Proceeds		$ 4,231,000
Series A Convertible Preferred Shares [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Series A convertible Preferred Shares (in Shares)		7,000		0
Series A convertible preferred shares par value (in Dollars per share)		$ 1,000		$ 1,000
Series A Convertible Preferred Shares [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares		$ 1,563,000
Series D Convertible Preferred Shares [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares		560,000
Series E Convertible Preferred Shares [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares		1,588,000
Series F Convertible Preferred Shares [Member] | February 2021Warrants [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares		$ 2,669,000